CONVERTIBLE SENIOR NOTES, NET (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended
	Oct. 31, 2020 USD ($) Rate $ / shares	Jun. 30, 2025 USD ($) Rate $ / shares shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares
Debt Instrument [Line Items]
Ordinary shares, par value | $ / shares		$ 0		$ 0
Amortization of debt issuance costs		$ 568	$ 644
Convertible Notes [Member]
Debt Instrument [Line Items]
Principal amount	$ 175,000	150,254		$ 181,495
Maturity date	Oct. 15, 2025
Additional aggregate principal amount	$ 25,000
Conversion rate | Rate	13.4048
Principal amount of convertible notes in conversion	$ 1,000
Conversion price | $ / shares	$ 74.6
Percentage of conversion price	130.00%
Percentage of measurement period	98.00%
Percentage of redemption price equal to principal amount	100.00%
Percentage of repurchase price equal to principal amount	100.00%
Estimated fair value of convertible senior notes		554,135
Senior convertible notes [Member]
Debt Instrument [Line Items]
Principal amount		$ 31,241
Issuance of shares upon conversion of convertible senior notes (Shares) | shares		418,777
Conversion rate | Rate		13.4048